Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events
Subsequent Events

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through the date of this filing to ensure that these unaudited condensed consolidated financial statements include appropriate disclosure of events both recognized in the unaudited condensed consolidated financial statements and events which occurred but were not recognized in the unaudited condensed consolidated financial statements.

On October 27, 2025, six months from the closing date of the Business Combination, the remaining $500,000 underwriting fee became due. As of the date of this Form 10-Q, the $500,000 underwriting fees remains unpaid.